Interest bearing debt (Tables)	9 Months Ended
Sep. 30, 2021
Interest bearing debt [Abstract]
Scheduled Debt Repayments and Margin Above Libor
Scheduled debt repayments (USD thousands) and margin above Libor
$ in thousands	Margin above Libor	Q4 2021	2022	2023	Thereafter	Total
ABN Amro Credit Facility *	2.40%	-	-	30,811	199,256	230,067
Credit Agricole Credit Facility	2.19%	676	2,703	32,433	-	35,812
Danish Ship Finance Credit Facility	2.00%	1,213	2,427	2,427	29,120	35,187
Nordea Credit Facility **	1.90%	1,250	5,000	26,591	199,709	232,550
Total		3,139	10,129	92,262	428,085	533,616
Unamortized upfront fees bank loans						(8,817)
Total interest bearing debt						524,799
* $100.0 mill. undrawn as of September 30, 2021.
**$80.5 mill. undrawn as of September 30, 2021.

Derivatives Interest Rate Swaps
$ in thousands	Expires	Notional amount Q3 2021	Current liability Q3 2021	Non-current liability Q3 2021	Fair value Q3 2021
Swap pays 2.987%, receive floating	Apr. 20, 2023	40,200	1,057	585	1,642
Swap pays 3.012%, receive floating	Apr. 20, 2023	40,200	1,067	590	1,657
Swap pays 3.019%, receive floating	Sep. 29, 2023	28,818	709	707	1,416
Swap pays 3.019%, receive floating	Sep. 29, 2023	27,904	685	683	1,368
Swap pays 2.8665%, receive floating	Sep. 29, 2023	44,333	1,056	1,053	2,109
Swap pays 2.8785%, receive floating	Jun. 30, 2023	38,748	945	707	1,652
Swap pays 2.885%, receive floating	Sep. 29, 2023	43,690	1,052	1,049	2,101
Swap pays 2.897%, receive floating	Sep. 30, 2023	38,926	933	933	1,866
Swap pays 3.020%, receive floating	Sep. 29, 2023	37,241	935	933	1,868
Total carrying amount		340,059	8,439	7,240	15,680

Financial Covenant Compliance
The Company’s financial covenants are summarized as follows as of September 30, 2021:
	ABN Amro Credit Facility	Credit Agricole Credit Facility	Danish Ship Finance Credit Facility	Nordea Credit Facility
Security	12 VLCCs	1 VLCC	1 VLCC	12 VLCCs
Charter free market value of vessels that secure facility must be no less than	135% of borrowings	135% of borrowings	135% of borrowings	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets	$200 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt	Higher of $20 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.
*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution)